USE OF ESTIMATES, ASSUMPTIONS, AND JUDGEMENTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2022 $ / oz $ / T
Gold Commodity Type [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / oz	1,600
Silver Commodity Type [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / oz	21
Lead Commodity [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / T	2,100
Zinc Commodity [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / T	2,600